Schedule of Equity Method Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Angel Fund Success Capital USD ($)	Dec. 31, 2014 Angel Fund Success Capital CNY	Dec. 31, 2014 Beijing Qiwen Internet Technology Co Ltd USD ($)	Dec. 31, 2014 Beijing Qiwen Internet Technology Co Ltd CNY	Dec. 31, 2014 Beijing Tianyu Internet Technology Co Ltd USD ($)	Dec. 31, 2014 Beijing Tianyu Internet Technology Co Ltd CNY
Schedule of Equity Method Investments [Line Items]
Equity method investments, holding percentage			49.00%	49.00%	50.00%	50.00%	25.00%	25.00%
Equity method investments	$ 2,790	17,311	$ 2,241	13,905	$ 297	1,845	$ 252	1,561